Net Interest Income (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Interest Income [Abstract]
Government grants under the (TLTRO II) program included in Other interest income	€ 116
Interest income recorded on impaired financial assets	€ 61	€ 63	€ 67